EQUITY TRANSACTIONS - Rights to convertible debt (Details) (USD $)	Jun. 30, 2012
HCIC Debt holders
Shares	2,336,731
Date of Grant	2010-12
Vesting Date	2010-12
Holders of Series A Debt
Shares	800,000
Date of Grant	2011-02
Vesting Date	2011-02
Expiration date	2014-03
Exercise Price	2.50
Series B [Member]
Shares	2,132,800
Date of Grant	2011-08
Vesting Date	2011-08
Expiration date	2014-06
Exercise Price	2.50
Holders of Bridge Loan
Date of Grant	2012-02
Vesting Date	2012-02